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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151


                          Pioneer Europe Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  July 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



		  Pioneer Europe Fund
                  Schedule of Investments 7/31/04  (unaudited)

   Shares                                                                                  Value
                  PREFERRED STOCK - 1.2 %
                  Automobiles & Components - 1.2 %
                  Automobile Manufacturers - 1.2 %
       3,089      Porsche AG                                                     $              1,995,715
                  Total Automobiles & Components                                 $              1,995,715
                  TOTAL PREFERRED STOCK
                  (Cost   $873,917)                                              $              1,995,715

                  COMMON STOCKS - 98.0 %
                  Energy - 11.5 %
                  Integrated Oil & Gas - 7.7 %
     862,093      BP Amoco Plc                                                   $              8,115,115
     248,409      Eni SpA                                                                       5,104,668
                                                                                 $             13,219,783
                  Oil & Gas Refining Marketing & Transportation - 3.8 %
      82,605      Statoil ASA *                                                  $              1,033,190
      28,234      Total SA                                                                      5,472,942
                                                                                 $              6,506,132
                  Total Energy                                                   $             19,725,915
                  Materials - 7.9 %
                  Commodity Chemicals - 1.5 %
      47,842      BASF India Ltd.                                                $              2,543,197
                  Construction Materials - 4.7 %
      78,991      CRH Plc                                                        $              1,773,760
      67,545      Italcementi Spa                                                                 888,808
      42,191      Lafarge Br *                                                                  3,610,110
      17,174      Vinci SA                                                                      1,744,933
                                                                                 $              8,017,611
                  Diversified Metals & Mining - 1.7 %
      69,456      Rio Tinto Plc                                                  $              1,803,898
      30,864      Sandvik AB                                                                    1,058,524
                                                                                 $              2,862,422
                  Total Materials                                                $             13,423,230
                  Capital Goods - 6.9 %
                  Aerospace & Defense - 1.1 %
     468,011      Bae Systems                                                    $              1,820,776
                  Construction & Engineering - 3.4 %
     138,830      ACS, Actividades de Construccion y Servicios, SA               $              2,313,973
      69,778      Compagnie de Saint Gobain                                                     3,404,712
                                                                                 $              5,718,685
                  Electrical Component & Equipment - 1.3 %
      36,540      Schneider Electric SA                                          $              2,320,744
                  Industrial Machinery - 1.1 %
      23,927      Atlas Copco AB                                                 $                856,939
      28,070      AB SKF                                                                        1,065,014
                                                                                 $              1,921,953
                  Total Capital Goods                                            $             11,782,158
                  Commercial Services & Supplies - 1.3 %
                  Diversified Commercial Services - 1.3 %
     100,865      TNT Post Group NV                                              $              2,207,298
                  Total Commercial Services & Supplies                           $              2,207,298
                  Automobiles & Components - 0.9 %
                  Auto Parts & Equipment - 0.9 %
      28,891      Compagnie Generale des Etablissements Michelin                 $              1,604,061
                  Total Automobiles & Components                                 $              1,604,061
                  Hotels, Restaurants & Leisure - 1.7 %
                  Restaurants - 1.7 %
     210,384      Compass Group Plc                                              $              1,227,579
     101,495      GUS plc                                                                       1,587,693
                                                                                 $              2,815,272
                  Total Hotels, Restaurants & Leisure                            $              2,815,272
                  Media - 2.6 %
                  Advertising - 0.6 %
      37,742      Publicis SA                                                    $              1,021,481
                  Publishing - 2.0 %
      89,407      Vivendi Universal *                                            $              2,225,107
      91,519      Elsevier NV                                                                   1,166,971
                                                                                 $              3,392,078
                  Total Media                                                    $              4,413,559
                  Food & Drug Retailing - 6.1 %
                  Drug Retail - 1.0 %
     135,167      Boots Co. Plc *                                                $              1,681,372
                  Food Retail - 5.1 %
     157,332      Koninklijke Ahold NV *                                         $              1,168,520
      20,144      Nestle SA (Registered Shares)                                                 5,136,578
     503,534      Tesco Plc                                                                     2,336,895
                                                                                 $              8,641,993
                  Total Food & Drug Retailing                                    $             10,323,365
                  Food, Beverage & Tobacco - 2.5 %
                  Tobacco - 2.5 %
      28,745      Altadis SA *                                                   $                896,927
     224,165      British American Tobacco Plc                                                  3,414,008
                                                                                 $              4,310,935
                  Total Food, Beverage & Tobacco                                 $              4,310,935
                  Health Care Equipment & Services - 0.7 %
                  Health Care Distributors - 0.7 %
      19,622      Celesio AG                                                     $              1,249,674
                  Total Health Care Equipment & Services                         $              1,249,674
                  Pharmaceuticals & Biotechnology - 9.3 %
                  Pharmaceuticals - 9.3 %
      78,099      Astrazeneca Plc                                                $              3,508,083
     146,971      GlaxoSmithKline Plc                                                           2,986,487
      37,745      Novartis                                                                      1,685,110
      29,832      Roche Holdings AG                                                             2,943,850
      52,899      Sanofi-Synthelabo SA                                                          3,500,176
      21,838      Schering AG                                                                   1,224,967
                                                                                 $             15,848,673
                  Total Pharmaceuticals & Biotechnology                          $             15,848,673
                  Banks - 13.9 %
                  Diversified Banks - 13.9 %
     105,379      Allied Irish Banks Plc                                         $              1,619,597
     392,956      Barclays Plc                                                                  3,273,836
     163,851      Banco Bilbao Vizcaya Argentaria, SA                                           2,177,819
      66,331      BNP Paribas SA                                                                3,856,613
      76,831      Credit Agricole SA                                                            1,810,292
      87,693      CS Group *                                                                    2,807,272
      56,104      Depfa Bank Plc                                                                  765,194
      52,708      Dexia                                                                           881,962
     174,806      HSBC Holding Plc                                                              2,582,063
     137,174      Royal Bank of Scotland Group Plc                                              3,869,754
                                                                                 $             23,644,402
                  Total Banks                                                    $             23,644,402
                  Diversified Financials - 9.4 %
                  Asset Management & Custody Banks - 0.4 %
      32,667      Man Group Plc *                                                $                776,030
                  Diversified Financial Services - 7.8 %
      59,085      Fortis NV *                                                    $              1,285,950
      43,994      Societe Generale                                                              3,605,809
      78,418      ING Groep NV                                                                  1,817,068
      27,438      Lagardere SCA                                                                 1,666,818
      11,619      Swiss Re                                                                        677,281
      62,165      UBS AG                                                                        4,151,027
                                                                                 $             13,203,953
                  Specialized Finance - 1.2 %
      41,145      Deutsche Boerse AG                                             $              2,001,416
                  Total Diversified Financials                                   $             15,981,399
                  Insurance - 5.0 %
                  Life & Health Insurance - 0.8 %
      50,551      Assicurazioni Generali                                         $              1,338,283
                  Multi-Line Insurance - 3.5 %
     129,884      AXA                                                            $              2,664,599
      23,399      Zurich Financial Services *                                                   3,302,764
                                                                                 $              5,967,363
                  Reinsurance - 0.7 %
      37,817      Hannover Rueckversicheru                                       $              1,199,706
                  Total Insurance                                                $              8,505,352
                  Software & Services - 0.6 %
                  IT Consulting & Other Services - 0.6 %
      16,642      Atos Origin *                                                  $                980,226
                  Total Software & Services                                      $                980,226
                  Technology Hardware & Equipment - 3.9 %
                  Semiconductors - 1.2 %
      82,730      Philips Electronics NV                                         $              2,004,657
                  Communications Equipment - 0.8 %
     122,920      Nokia Oyj                                                      $              1,422,566
                  Computer Hardware - 0.8 %
     464,064      Dixons Group Plc                                               $              1,351,344
                  Electronic Equipment & Instruments - 1.1 %
      26,762      Siemens                                                        $              1,876,608
                  Total Technology Hardware & Equipment                          $              6,655,175
                  Telecommunication Services - 10.6 %
                  Alternate Carriers - 0.9 %
      60,569      France Telecom                                                 $              1,498,047
                  Integrated Telecommunication Services - 5.2 %
      88,708      Belgacom SA *                                                  $              2,717,485
     151,824      Telefonica SA                                                                 2,209,570
     313,088      Telecom Italia Mobile SPA                                                     1,663,005
     740,723      Telecom Italia S.p.A.                                                         2,198,680
                                                                                 $              8,788,740
                  Wireless Telecommunication Services - 4.5 %
   3,511,965      Vodafone Group Plc                                             $              7,638,428
                  Total Telecommunication Services                               $             17,925,215
                  Utilities - 3.0 %
                  Electric Utilities - 3.0 %
      48,029      E.On AG                                                        $              3,412,656
     212,393      National Grid Transco Plc                                                     1,695,792
                                                                                 $              5,108,448
                  Total Utilities                                                $              5,108,448
                  TOTAL COMMON STOCKS
                  (Cost   $142,405,398)                                          $            166,504,357

                  TOTAL INVESTMENT IN SECURITIES - 99.2%
                  (Cost   $143,279,315)(a)                                       $            168,500,072

                  OTHER ASSETS AND LIABILITIES - 0.8%                            $              1,303,222

                  TOTAL NET ASSETS - 100.0%                                      $            169,803,294

          *       Non-income producing security.

   (A.D.R.)       American Depositary Receipt

        (a)       At July 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $145,950,059 was as follows:

                  Aggregate gross unrealized gain for all investments in which
                  there is an excess of value over tax cost                      $      24,746,813

                  Aggregate gross unrealized loss for all investments in which
                  there is an excess of tax cost over value                             (2,196,800)

                  Net unrealized gain                                            $      22,550,013








ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2004

* Print the name and title of each signing officer under his or her signature.